Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)

	First	Second	Third	Fourth
2017 (a)	Quarter	Quarter	Quarter	Quarter (c) (d)	Total Year
Revenues:
Entertainment	$2,347	$2,184	$1,815	$2,818	$9,164
Cable Networks	543	571	840	547	2,501
Publishing	161	206	228	235	830
Local Media	409	412	397	450	1,668
Corporate/Eliminations	(117)	(116)	(109)	(129)	(471)
Total Revenues	$3,343	$3,257	$3,171	$3,921	$13,692
Segment Operating Income (Loss):
Entertainment	$403	$351	$350	$469	$1,573
Cable Networks	250	255	296	203	1,004
Publishing	15	29	47	45	136
Local Media	124	128	106	139	497
Corporate	(66)	(73)	(70)	(96)	(305)
Total Segment Operating Income	726	690	729	760	2,905
Restructuring charges	—	—	—	(63)	(63)
Other operating items, net	—	—	—	19	19
Total Operating Income	$726	$690	$729	$716	$2,861
Net earnings from continuing operations	$454	$397	$418	$40	$1,309
Net earnings (loss) (b)	$(252)	$58	$592	$(41)	$357

Basic net earnings per common share:
Net earnings from continuing operations	$1.11	$.98	$1.04	$.10	$3.26
Net earnings (loss)	$(.61)	$.14	$1.48	$(.10)	$.89
Diluted net earnings per common share:
Net earnings from continuing operations	$1.09	$.97	$1.03	$.10	$3.22
Net earnings (loss)	$(.61)	$.14	$1.46	$(.10)	$.88

Weighted average number of common shares
outstanding:
Basic	410	405	401	391	401
Diluted	416	410	406	395	407

Dividends per common share	$.18	$.18	$.18	$.18	$.72
(a) During the first quarter of 2018, the Company adopted amended FASB guidance on the presentation of net benefit cost. As a result, the components of net benefit cost other than the service cost component are presented in the statement of operations below the subtotal of operating income. All prior periods have been recast to conform to this presentation. This change resulted in an increase to total operating income of $22 million, $21 million, $22 million and $373 million for the first quarter, second quarter, third quarter and fourth quarter of 2017, respectively.
(b) CBS Radio has been presented as a discontinued operation for all periods presented. In the fourth quarter of 2017, the Company recorded a loss on the split-off of CBS Radio of $105 million. During 2017, prior to the split-off, the Company recorded a market value adjustment of $980 million, including a charge of $715 million, a charge of $365 million and a gain of $100 million in the first, second and third quarter, respectively, to reduce the carrying value of CBS Radio to the value indicated by the stock valuation of Entercom (See Note 4).
(c) In the fourth quarter of 2017, the Company recorded a pension settlement charge of $352 million for the settlement of pension obligations resulting from the transfer of pension obligations to an insurance company through the purchase of a group annuity contract (See Note 15).
(d) In the fourth quarter of 2017, the Company recorded a provisional charge of $129 million, or $.32 per diluted share, resulting from the enactment of the Tax Reform Act.

	First	Second	Third	Fourth
2016 (a) (b)	Quarter	Quarter	Quarter	Quarter (c) (d)	Total Year
Revenues:
Entertainment	$2,587	$1,947	$1,949	$2,394	$8,877
Cable Networks	525	536	598	501	2,160
Publishing	145	187	226	209	767
Local Media	448	396	409	526	1,779
Corporate/Eliminations	(117)	(90)	(98)	(112)	(417)
Total Revenues	$3,588	$2,976	$3,084	$3,518	$13,166
Segment Operating Income (Loss):
Entertainment	$452	$355	$352	$374	$1,533
Cable Networks	230	228	287	220	965
Publishing	13	27	44	38	122
Local Media	151	130	123	218	622
Corporate	(73)	(71)	(68)	(99)	(311)
Total Segment Operating Income	773	669	738	751	2,931
Restructuring and merger and acquisition-related costs	—	—	—	(38)	(38)
Other operating items, net	9	—	—	—	9
Total Operating Income	$782	$669	$738	$713	$2,902
Net earnings from continuing operations	$442	$373	$466	$271	$1,552
Net earnings (loss)	$473	$423	$478	$(113)	$1,261

Basic net earnings per common share:
Net earnings from continuing operations	$.96	$.83	$1.05	$.64	$3.50
Net earnings (loss)	$1.03	$.94	$1.08	$(.27)	$2.84
Diluted net earnings per common share:
Net earnings from continuing operations	$.95	$.82	$1.04	$.63	$3.46
Net earnings (loss)	$1.02	$.93	$1.07	$(.26)	$2.81

Weighted average number of common shares
outstanding:
Basic	459	451	442	424	444
Diluted	464	455	446	429	448

Dividends per common share	$.15	$.15	$.18	$.18	$.66
(a) During the first quarter of 2018, the Company adopted amended FASB guidance on the presentation of net benefit cost. As a result, the components of net benefit cost other than the service cost component are presented in the statement of operations below the subtotal of operating income. All prior periods have been recast to conform to this presentation. This change resulted in an increase to total operating income of $17 million, $18 million, $17 million and $229 million for the first quarter, second quarter, third quarter and fourth quarter of 2016, respectively.
(b) CBS Radio has been presented as a discontinued operation for all periods presented.
(c) In the fourth quarter of 2016, the Company recorded a noncash impairment charge of $444 million to reduce the carrying value of CBS Radio’s goodwill and FCC licenses to their fair value. This charge has been presented in discontinued operations (See Note 4).
(d) In the fourth quarter of 2016, the Company recorded a pension settlement charge of $211 million for the settlement of pension obligations resulting from the completion of the Company’s offer to eligible former employees to receive lump-sum distributions of their pension benefits (See Note 15).